Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents
22	Cash and cash equivalents

	As at 31 December
	2016	2017
	RMB’000	RMB’000
Cash deposits with a related party	169,261	29,128
Cash at bank and on hand	5,271,362	7,475,138

	5,440,623	7,504,266